ADVANCES TO SUPPLIERS, NET - THIRD PARTIES	9 Months Ended
Sep. 30, 2020
ADVANCES TO SUPPLIERS, NET - THIRD PARTY
ADVANCES TO SUPPLIERS, NET - THIRD PARTY

8.    ADVANCES TO SUPPLIERS, NET – THIRD PARTIES

	2019	2020
	December 31	September 30
	RMB	RMB
Advances to suppliers - current	2,529,898,199	2,033,468,362
Provision for advances to suppliers	(7,524,746)	(7,524,746)
Advances to suppliers, net	2,522,373,453	2,025,943,616

As of December 31, 2019 and September 30, 2020, advances to suppliers with term of less than 1 year mainly represent payments for procurement of recoverable silicon materials, virgin polysilicon and solar cells and the Group has delivery plan with the respective suppliers to receive the materials in the next twelve months. There was no provisions recorded against advances to suppliers for the nine months ended December 31, 2019 and 2020.